American Century Investments®
Quarterly Portfolio Holdings
Ultra Fund®
January 31, 2024

Ultra Fund - Schedule of Investments
JANUARY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Automobiles — 2.4%
Tesla, Inc.(1)	2,792,000	522,913,680
Beverages — 0.7%
Constellation Brands, Inc., Class A	635,000	155,625,800
Biotechnology — 3.2%
Alnylam Pharmaceuticals, Inc.(1)	183,000	31,642,530
Biogen, Inc.(1)	423,000	104,337,180
Genmab AS(1)	277,000	76,596,597
Gilead Sciences, Inc.	643,000	50,321,180
Regeneron Pharmaceuticals, Inc.(1)	464,000	437,449,920
		700,347,407
Broadline Retail — 6.1%
Amazon.com, Inc.(1)	8,534,000	1,324,476,800
Building Products — 0.9%
Advanced Drainage Systems, Inc.	1,014,000	132,245,880
Johnson Controls International PLC	1,268,000	66,810,920
		199,056,800
Capital Markets — 1.3%
MSCI, Inc.	451,000	269,977,620
Chemicals — 0.8%
Ecolab, Inc.	858,000	170,072,760
Commercial Services and Supplies — 0.9%
Cintas Corp.	110,481	66,793,498
Copart, Inc.(1)	2,505,000	120,340,200
		187,133,698
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	650,000	451,672,000
Distributors — 0.2%
Pool Corp.	111,000	41,208,750
Electrical Equipment — 0.6%
Acuity Brands, Inc.	574,000	136,703,840
Electronic Equipment, Instruments and Components — 0.9%
Cognex Corp.	1,218,000	44,018,520
Keyence Corp.	330,000	147,641,299
		191,659,819
Energy Equipment and Services — 0.5%
Schlumberger NV	2,328,000	113,373,600
Entertainment — 2.0%
Netflix, Inc.(1)	758,000	427,595,380
Financial Services — 7.0%
Block, Inc.(1)	705,000	45,832,050
Mastercard, Inc., Class A	1,926,827	865,588,493
Visa, Inc., Class A	2,237,000	611,282,620
		1,522,703,163
Ground Transportation — 0.5%
JB Hunt Transport Services, Inc.	557,000	111,945,860
Health Care Equipment and Supplies — 4.3%
Dexcom, Inc.(1)	2,182,000	264,785,700
Edwards Lifesciences Corp.(1)	1,349,000	105,856,030
IDEXX Laboratories, Inc.(1)	167,000	86,018,360

Insulet Corp.(1)	323,000	61,651,010
Intuitive Surgical, Inc.(1)	1,075,564	406,799,816
		925,110,916
Health Care Providers and Services — 2.5%
UnitedHealth Group, Inc.	1,056,000	540,397,440
Hotels, Restaurants and Leisure — 3.3%
Chipotle Mexican Grill, Inc.(1)	197,000	474,527,690
Wingstop, Inc.	877,000	246,533,470
		721,061,160
Interactive Media and Services — 9.0%
Alphabet, Inc., Class A(1)	5,765,580	807,757,758
Alphabet, Inc., Class C(1)	6,325,160	896,907,688
Meta Platforms, Inc., Class A(1)	615,000	239,936,100
		1,944,601,546
IT Services — 1.5%
Gartner, Inc.(1)	229,000	104,753,760
Okta, Inc.(1)	2,526,000	208,773,900
		313,527,660
Life Sciences Tools and Services — 0.3%
Waters Corp.(1)	228,000	72,437,880
Machinery — 2.0%
Donaldson Co., Inc.	889,000	57,420,510
Fortive Corp.	1,791,000	140,020,380
Nordson Corp.	467,000	117,553,240
Westinghouse Air Brake Technologies Corp.	705,000	92,756,850
Yaskawa Electric Corp.	865,000	32,598,646
		440,349,626
Oil, Gas and Consumable Fuels — 0.7%
EOG Resources, Inc.	1,331,000	151,454,490
Pharmaceuticals — 2.3%
Eli Lilly & Co.	763,000	492,600,430
Professional Services — 0.3%
Paycom Software, Inc.	318,000	60,496,320
Semiconductors and Semiconductor Equipment — 12.7%
Advanced Micro Devices, Inc.(1)	721,000	120,904,490
Analog Devices, Inc.	1,246,000	239,680,560
Applied Materials, Inc.	2,454,000	403,192,200
ASML Holding NV	298,000	258,541,188
Lattice Semiconductor Corp.(1)	2,008,000	122,206,880
NVIDIA Corp.	2,615,000	1,608,931,050
		2,753,456,368
Software — 15.6%
Datadog, Inc., Class A(1)	1,497,000	186,286,680
DocuSign, Inc.(1)	2,597,000	158,209,240
Dynatrace, Inc.(1)	2,941,000	167,637,000
Fair Isaac Corp.(1)	250,000	299,707,500
Microsoft Corp.	4,090,401	1,626,261,630
Salesforce, Inc.(1)	1,936,000	544,190,240
Synopsys, Inc.(1)	171,000	91,202,850
Zscaler, Inc.(1)	1,240,000	292,230,800
		3,365,725,940
Technology Hardware, Storage and Peripherals — 12.4%
Apple, Inc.	14,566,254	2,686,017,238

Textiles, Apparel and Luxury Goods — 2.8%
Lululemon Athletica, Inc.(1)	1,018,000	461,988,760
NIKE, Inc., Class B	1,322,000	134,222,660
		596,211,420
TOTAL COMMON STOCKS (Cost $6,875,722,490)		21,589,915,411
RIGHTS†
Health Care Equipment and Supplies†
ABIOMED, Inc.(1) (Cost $286,966)	281,340	286,966
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	627,977	627,977
Repurchase Agreements — 0.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.00%, 8/15/25 - 11/15/31, valued at $5,470,912), in a joint trading account at 5.26%, dated 1/31/24, due 2/1/24 (Delivery value $5,352,378)		5,351,596
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.25%, 7/15/29, valued at $49,947,391), at 5.29%, dated 1/31/24, due 2/1/24 (Delivery value $48,975,196)		48,968,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 3.00% - 6.75%, 8/15/26 - 5/15/47, valued at $5,556,829), at 5.28%, dated 1/31/24, due 2/1/24 (Delivery value $5,447,799)		5,447,000
		59,766,596
TOTAL SHORT-TERM INVESTMENTS (Cost $60,394,573)		60,394,573
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $6,936,404,029)		21,650,596,950
OTHER ASSETS AND LIABILITIES — (0.1)%		(25,300,325)
TOTAL NET ASSETS — 100.0%		$21,625,296,625

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	62,519,240	JPY	8,781,727,500	UBS AG	3/29/24	$2,323,005
USD	4,353,630	JPY	625,084,250	UBS AG	3/29/24	68,856
						$2,391,861

NOTES TO SCHEDULE OF INVESTMENTS
JPY	–	Japanese Yen
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$21,074,537,681	$515,377,730	—
Rights	286,966	—	—
Short-Term Investments	627,977	59,766,596	—
	$21,075,452,624	$575,144,326	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,391,861	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.